INCOME TAX AND DEFERRED TAX ASSETS - Deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Deferred tax items
Accounts receivable, net	$ 11,767	$ 11,800
Net operating loss - China	559,176	475,900
Net operating loss - UK	179,855	110,215
Deferred tax assets	750,798	597,915
Valuation allowance	$ (750,798)	$ (597,915)